Additional Information - Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss)	$ (183,763)	$ (77,862)	$ 363,634
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accretion of convertible notes	4,381	3,413	2,145
Loss (gain) on change in fair value of derivatives	42,422	51,400	27,504
Share-based compensation	24,412	21,404	55,335
Deferred taxes	(71,903)	(98,205)	(17,908)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(248,521)	(99,716)	(22,277)
Net settlement of derivatives	(50,860)	(49,134)	(39,133)
Net cash provided by (used in) operating activities	(252,741)	(885,324)	684,615
Investing activities:
Net cash used in investing activities	(1,503,490)	(1,962,257)	(1,671,416)
Financing activities:
Proceeds from short - term borrowings	1,137,040	1,774,846	1,566,240
Repayment of convertible notes	(230,000)
Net cash provided by financing activities	1,347,505	2,319,771	2,052,828
Effect of exchange rate changes	85,140	(154,601)	(89,098)
Net increase (decrease) in cash, cash equivalents and restricted cash	(323,586)	(682,411)	976,929
Cash, cash equivalents and restricted cash, beginning of year	2,264,021	2,946,432	1,969,503
Cash, cash equivalents and restricted cash, end of year	1,940,435	2,264,021	2,946,432
Supplemental disclosure of cash flow information:
Interest paid	170,497	130,964	121,665
Parent Company | Reportable legal entities
Operating activities:
Net income (loss)	(104,126)	36,051	274,187
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Accretion of convertible notes	(33,604)	1,493	1,447
Loss (gain) on change in fair value of derivatives	4,588	(2,700)	1,535
Equity in losses (earnings) of subsidiaries and affiliates	95,825	(45,254)	(319,325)
Share-based compensation	2,932	4,256	28,410
Dividend received from subsidiary	29,976	38,519
Deferred taxes	(3,330)	(361)	5,180
Changes in operating assets and liabilities:
Amounts due from subsidiaries	(23,814)	46,719	245,001
Prepaid expenses and other current assets	5,623	(36,216)	(1,594)
Other non-current assets	9,321	12,933
Amounts due to subsidiaries	(9,772)	(44,621)	(232,650)
Other current liabilities	(2,124)	(2,429)	4,377
Liability for uncertain tax positions	18	(77)	(28)
Net settlement of derivatives	(4,588)	1,262	(859)
Net cash provided by (used in) operating activities	(33,075)	9,575	5,681
Investing activities:
Investments in subsidiaries	(30)	(10,310)	(22,164)
Loans to subsidiaries	(2,320)	(6,162)	(62,226)
Repayment of loans to subsidiaries		32,271	69,150
Net cash used in investing activities	(2,350)	15,799	(15,240)
Financing activities:
Proceeds from short - term borrowings	28,000
Net cash provided by financing activities	28,000
Effect of exchange rate changes	(18,187)	277	(5,460)
Net increase (decrease) in cash, cash equivalents and restricted cash	(25,612)	25,651	(15,019)
Cash, cash equivalents and restricted cash, beginning of year	26,293	642	15,661
Cash, cash equivalents and restricted cash, end of year	681	26,293	642
Supplemental disclosure of cash flow information:
Interest paid	$ 13,067	$ 10,768	$ 11,586